SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 2,774	$ 3,010
Addition during the period
Impairment during the period
Translation adjustment	(79)	(236)
Goodwill, ending balance	$ 2,695	$ 2,774